BNY Mellon S&P 500 Index Fund
Statement of Investments
January 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.5%
Automobiles & Components — 2.4%
Aptiv PLC (a)	11,396	711,338
BorgWarner, Inc.	9,895	315,651
Ford Motor Co.	181,386	1,828,371
General Motors Co.	51,889	2,566,430
Tesla, Inc. (a)	132,105	53,449,683
		58,871,473
Banks — 3.6%
Bank of America Corp.	315,766	14,619,966
Citigroup, Inc.	89,462	7,284,891
Citizens Financial Group, Inc.	20,602	980,037
Fifth Third Bancorp	32,042	1,419,781
Huntington Bancshares, Inc.	67,237	1,156,476
JPMorgan Chase & Co.	133,174	35,597,410
KeyCorp	45,508	818,234
M&T Bank Corp.	7,926	1,595,028
Regions Financial Corp.	43,546	1,072,974
The PNC Financial Services Group, Inc.	18,594	3,736,464
Truist Financial Corp.	63,459	3,021,918
U.S. Bancorp	73,794	3,525,877
Wells Fargo & Co.	157,495	12,410,606
		87,239,662
Capital Goods — 5.6%
3M Co.	25,759	3,920,520
A.O. Smith Corp.	5,188	349,152
Allegion PLC	3,993	529,991
AMETEK, Inc.	11,057	2,040,680
Axon Enterprise, Inc. (a)	3,403	2,219,369
Builders FirstSource, Inc. (a)	5,331	891,770
Carrier Global Corp.	39,888	2,607,877
Caterpillar, Inc.	22,838	8,482,947
Cummins, Inc.	6,434	2,292,112
Deere & Co.	12,128	5,779,720
Dover Corp.	6,597	1,343,677
Eaton Corp. PLC	18,694	6,102,469
Emerson Electric Co.	26,866	3,491,237
Fastenal Co.	27,438	2,009,559
Fortive Corp.	16,057	1,305,916
GE Vernova, Inc.	13,005	4,849,304
Generac Holdings, Inc. (a)	2,830	422,604
General Dynamics Corp.	12,336	3,170,105
General Electric Co.	51,196	10,421,970
Honeywell International, Inc.	30,730	6,874,916
Howmet Aerospace, Inc.	19,274	2,439,703
Hubbell, Inc.	2,528	1,069,369

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Capital Goods — 5.6% (continued)
Huntington Ingalls Industries, Inc.	1,814	357,830
IDEX Corp.	3,472	778,804
Illinois Tool Works, Inc.	12,759	3,306,622
Ingersoll Rand, Inc.	18,919	1,774,602
Johnson Controls International PLC	31,607	2,465,346
L3Harris Technologies, Inc.	9,151	1,940,104
Lennox International, Inc.	1,559	923,583
Lockheed Martin Corp.	9,938	4,600,797
Masco Corp.	9,942	788,202
Nordson Corp. (b)	2,517	554,294
Northrop Grumman Corp.	6,437	3,136,557
Otis Worldwide Corp.	19,319	1,843,419
PACCAR, Inc.	24,785	2,748,161
Parker-Hannifin Corp.	6,114	4,322,904
Pentair PLC	8,021	831,617
Quanta Services, Inc. (b)	7,053	2,169,573
Rockwell Automation, Inc.	5,422	1,509,647
RTX Corp.	62,961	8,118,821
Snap-on, Inc.	2,532	899,240
Stanley Black & Decker, Inc.	7,272	640,445
Textron, Inc.	8,386	641,613
The Boeing Company (a)	35,317	6,234,157
Trane Technologies PLC	10,694	3,879,248
TransDigm Group, Inc.	2,651	3,587,704
United Rentals, Inc.	3,081	2,335,583
W.W. Grainger, Inc.	2,072	2,201,852
Westinghouse Air Brake Technologies Corp.	8,164	1,697,459
Xylem, Inc.	11,528	1,429,933
		138,333,084
Commercial & Professional Services — 1.2%
Automatic Data Processing, Inc.	19,231	5,827,185
Broadridge Financial Solutions, Inc.	5,538	1,319,262
Cintas Corp.	16,068	3,222,759
Copart, Inc. (a)	41,202	2,386,832
Dayforce, Inc. (a)	7,022	496,736
Equifax, Inc.	5,778	1,587,679
Jacobs Solutions, Inc.	5,697	798,321
Leidos Holdings, Inc.	6,344	901,038
Paychex, Inc.	15,427	2,278,105
Paycom Software, Inc.	2,406	499,389
Republic Services, Inc.	9,627	2,087,808
Rollins, Inc.	13,650	675,675
Veralto Corp.	11,432	1,181,955
Verisk Analytics, Inc.	6,607	1,899,116
Waste Management, Inc.	17,277	3,805,432
		28,967,292

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Consumer Discretionary Distribution & Retail — 6.3%
Amazon.com, Inc. (a)	442,678	105,215,707
AutoZone, Inc. (a)	791	2,650,016
Best Buy Co., Inc.	9,555	820,392
CarMax, Inc. (a)	7,292	624,487
eBay, Inc.	23,222	1,567,021
Genuine Parts Co.	6,813	792,011
LKQ Corp.	11,887	444,455
Lowe’s Companies, Inc.	26,834	6,977,914
O’Reilly Automotive, Inc. (a)	2,721	3,522,117
Pool Corp. (b)	1,829	629,633
Ross Stores, Inc.	15,859	2,387,731
The Home Depot, Inc.	46,986	19,357,292
The TJX Companies, Inc.	53,813	6,715,324
Tractor Supply Co. (b)	24,802	1,348,237
Ulta Beauty, Inc. (a)	2,198	905,906
		153,958,243
Consumer Durables & Apparel — .7%
D.R. Horton, Inc.	13,771	1,954,105
Deckers Outdoor Corp. (a)	7,312	1,296,856
Garmin Ltd.	7,284	1,572,251
Hasbro, Inc.	6,846	395,973
Lennar Corp., Cl. A	11,094	1,455,977
Lululemon Athletica, Inc. (a),(b)	5,301	2,195,674
Mohawk Industries, Inc. (a)	2,527	309,052
NIKE, Inc., Cl. B	55,926	4,300,709
NVR, Inc. (a)	148	1,186,395
PulteGroup, Inc.	9,645	1,097,408
Ralph Lauren Corp.	1,965	490,660
Tapestry, Inc.	10,673	778,489
		17,033,549
Consumer Services — 1.9%
Airbnb, Inc., Cl. A (a)	20,406	2,676,655
Booking Holdings, Inc.	1,566	7,419,019
Caesars Entertainment, Inc. (a)	10,535	379,787
Carnival Corp. (a)	48,602	1,344,817
Chipotle Mexican Grill, Inc. (a)	64,877	3,785,573
Darden Restaurants, Inc.	5,593	1,091,977
Domino’s Pizza, Inc.	1,581	710,059
Expedia Group, Inc. (a)	5,822	995,271
Hilton Worldwide Holdings, Inc.	11,551	2,957,865
Las Vegas Sands Corp. (b)	16,773	768,707
Marriott International, Inc., Cl. A	10,892	3,165,106
McDonald’s Corp.	33,898	9,786,353
MGM Resorts International (a)	11,550	398,244
Norwegian Cruise Line Holdings Ltd. (a)	21,068	597,278
Royal Caribbean Cruises Ltd.	11,637	3,102,424

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Consumer Services — 1.9% (continued)
Starbucks Corp.	53,436	5,753,988
Wynn Resorts Ltd.	4,091	355,303
Yum! Brands, Inc.	13,344	1,741,392
		47,029,818
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	20,959	20,537,305
Dollar General Corp.	10,864	771,996
Dollar Tree, Inc. (a)	9,564	701,519
Sysco Corp.	22,793	1,662,065
Target Corp.	21,592	2,977,753
The Kroger Company (b)	31,550	1,944,742
Walgreens Boots Alliance, Inc.	30,781	316,429
Walmart, Inc.	205,326	20,154,800
		49,066,609
Energy — 3.1%
APA Corp. (b)	18,067	396,209
Baker Hughes Co.	46,250	2,135,825
Chevron Corp.	79,057	11,794,514
ConocoPhillips	61,126	6,041,083
Coterra Energy, Inc.	34,632	959,999
Devon Energy Corp.	30,344	1,034,730
Diamondback Energy, Inc.	9,057	1,488,609
EOG Resources, Inc.	26,659	3,353,436
EQT Corp.	27,670	1,414,490
Exxon Mobil Corp.	207,901	22,210,064
Halliburton Co.	41,118	1,069,890
Hess Corp.	13,042	1,813,229
Kinder Morgan, Inc.	90,916	2,498,372
Marathon Petroleum Corp.	15,111	2,201,824
Occidental Petroleum Corp.	31,871	1,486,782
ONEOK, Inc.	27,703	2,691,900
Phillips 66	19,728	2,325,339
Schlumberger NV	67,403	2,714,993
Targa Resources Corp.	10,282	2,023,498
Texas Pacific Land Corp. (b)	915	1,186,911
The Williams Companies, Inc.	58,251	3,228,853
Valero Energy Corp.	14,897	1,981,301
		76,051,851
Equity Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. (c)	7,088	690,017
American Tower Corp. (c)	22,224	4,110,329
AvalonBay Communities, Inc. (c)	6,859	1,519,337
BXP, Inc. (c)	7,336	536,555
Camden Property Trust (c)	5,163	587,085
Crown Castle, Inc. (c)	20,075	1,792,296
Digital Realty Trust, Inc. (c)	14,573	2,387,932

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Equity Real Estate Investment Trusts — 1.9% (continued)
Equinix, Inc. (c)	4,600	4,202,836
Equity Residential (c)	15,992	1,129,515
Essex Property Trust, Inc. (c)	2,932	834,359
Extra Space Storage, Inc. (c)	9,825	1,513,050
Federal Realty Investment Trust (c)	3,781	410,730
Healthpeak Properties, Inc. (c)	31,338	647,443
Host Hotels & Resorts, Inc. (c)	33,256	555,708
Invitation Homes, Inc. (c)	26,230	817,064
Iron Mountain, Inc. (c)	14,013	1,423,300
Kimco Realty Corp. (c)	33,044	741,838
Mid-America Apartment Communities, Inc. (c)	5,774	880,997
Millrose Properties, Inc., Cl. A (a),(c)	5,816	64,325
Prologis, Inc. (c)	43,638	5,203,831
Public Storage (c)	7,502	2,239,197
Realty Income Corp. (c)	41,924	2,290,727
Regency Centers Corp. (c)	8,089	581,114
SBA Communications Corp. (c)	5,028	993,332
Simon Property Group, Inc. (c)	14,494	2,519,927
UDR, Inc. (c)	13,940	581,856
Ventas, Inc. (c)	19,841	1,198,793
VICI Properties, Inc. (c)	49,203	1,464,773
Welltower, Inc. (c)	27,720	3,783,226
Weyerhaeuser Co. (c)	33,658	1,030,608
		46,732,100
Financial Services — 8.3%
American Express Co.	26,325	8,356,871
Ameriprise Financial, Inc.	4,574	2,485,329
Apollo Global Management, Inc.	21,235	3,630,760
Berkshire Hathaway, Inc., Cl. B (a)	86,704	40,635,564
BlackRock, Inc.	6,886	7,405,893
Blackstone, Inc.	34,113	6,041,753
Capital One Financial Corp.	18,229	3,713,430
Cboe Global Markets, Inc.	4,862	993,452
CME Group, Inc.	17,046	4,031,720
Corpay, Inc. (a)	3,261	1,240,778
Discover Financial Services	11,739	2,360,595
FactSet Research Systems, Inc.	1,827	866,747
Fidelity National Information Services, Inc.	25,585	2,084,410
Fiserv, Inc. (a)	27,179	5,871,751
Franklin Resources, Inc.	15,253	339,227
Global Payments, Inc.	12,244	1,381,735
Intercontinental Exchange, Inc.	27,313	4,365,437
Invesco Ltd.	20,682	397,715
Jack Henry & Associates, Inc.	3,512	611,404
KKR & Co., Inc.	31,817	5,315,666
MarketAxess Holdings, Inc.	1,826	402,870

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Financial Services — 8.3% (continued)
Mastercard, Inc., Cl. A	38,774	21,536,243
Moody’s Corp.	7,317	3,654,402
Morgan Stanley	58,679	8,122,934
MSCI, Inc.	3,753	2,239,678
Nasdaq, Inc.	19,914	1,639,719
Northern Trust Corp.	9,599	1,077,872
PayPal Holdings, Inc. (a)	47,909	4,243,779
Raymond James Financial, Inc.	8,535	1,437,977
S&P Global, Inc.	15,019	7,831,057
State Street Corp.	13,602	1,382,235
Synchrony Financial	18,021	1,243,089
T. Rowe Price Group, Inc.	10,541	1,232,454
The Bank of New York Mellon Corp.	34,156	2,935,025
The Charles Schwab Corp.	70,554	5,836,227
The Goldman Sachs Group, Inc.	14,849	9,509,300
Visa, Inc., Cl. A (b)	81,744	27,940,099
		204,395,197
Food, Beverage & Tobacco — 2.2%
Altria Group, Inc.	80,599	4,209,686
Archer-Daniels-Midland Co.	23,212	1,189,151
Brown-Forman Corp., Cl. B	9,359	308,941
Bunge Global SA	6,160	468,961
Conagra Brands, Inc.	23,476	607,794
Constellation Brands, Inc., Cl. A	7,524	1,360,339
General Mills, Inc.	26,245	1,578,374
Hormel Foods Corp.	13,387	401,342
Kellanova	13,006	1,062,980
Keurig Dr. Pepper, Inc.	52,787	1,694,463
Lamb Weston Holdings, Inc.	6,592	395,124
McCormick & Co., Inc.	11,642	899,112
Molson Coors Beverage Co., Cl. B (b)	8,789	481,198
Mondelez International, Inc., Cl. A	63,444	3,679,118
Monster Beverage Corp. (a)	33,637	1,638,458
PepsiCo, Inc.	64,899	9,779,630
Philip Morris International, Inc.	73,548	9,575,950
The J.M. Smucker Company	4,881	521,730
The Campbell’s Company	8,311	322,217
The Coca-Cola Company	183,394	11,641,851
The Hershey Company	7,187	1,072,660
The Kraft Heinz Company	42,248	1,260,680
Tyson Foods, Inc., Cl. A	14,078	795,266
		54,945,025
Health Care Equipment & Services — 4.5%
Abbott Laboratories	82,045	10,496,017
Align Technology, Inc. (a)	3,109	681,213
Baxter International, Inc.	23,310	758,974

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Health Care Equipment & Services — 4.5% (continued)
Becton, Dickinson and Co.	13,746	3,403,510
Boston Scientific Corp. (a)	69,716	7,136,130
Cardinal Health, Inc.	11,545	1,427,655
Cencora, Inc.	8,284	2,105,876
Centene Corp. (a)	23,440	1,500,863
CVS Health Corp.	59,321	3,350,450
DaVita, Inc. (a)	1,951	343,766
Dexcom, Inc. (a)	18,471	1,603,837
Edwards Lifesciences Corp. (a)	28,358	2,054,537
Elevance Health, Inc.	11,046	4,370,902
GE HealthCare Technologies, Inc.	21,506	1,898,980
HCA Healthcare, Inc.	8,597	2,836,236
Henry Schein, Inc. (a)	6,228	498,240
Hologic, Inc. (a)	11,053	797,363
Humana, Inc.	5,824	1,707,772
IDEXX Laboratories, Inc. (a)	3,914	1,651,904
Insulet Corp. (a)	3,348	932,016
Intuitive Surgical, Inc. (a)	16,848	9,635,034
Labcorp Holdings, Inc.	3,914	977,717
McKesson Corp.	6,035	3,589,316
Medtronic PLC	60,473	5,492,158
Molina Healthcare, Inc. (a)	2,660	825,691
Quest Diagnostics, Inc.	5,374	876,499
ResMed, Inc.	6,855	1,619,014
Solventum Corp. (a)	6,232	461,542
STERIS PLC	4,542	1,002,192
Stryker Corp.	16,213	6,343,985
Teleflex, Inc.	2,231	402,115
The Cigna Group	13,037	3,835,616
The Cooper Companies, Inc. (a)	9,550	922,052
UnitedHealth Group, Inc.	43,532	23,615,675
Universal Health Services, Inc., Cl. B	2,793	526,648
Zimmer Biomet Holdings, Inc.	9,530	1,043,344
		110,724,839
Household & Personal Products — 1.2%
Church & Dwight Co., Inc.	11,797	1,244,819
Colgate-Palmolive Co.	38,139	3,306,651
Kenvue, Inc.	90,580	1,928,448
Kimberly-Clark Corp.	15,877	2,063,534
The Clorox Company	5,595	887,815
The Estee Lauder Companies, Inc., Cl. A	10,886	908,219
The Procter & Gamble Company	111,400	18,491,286
		28,830,772
Insurance — 2.0%
Aflac, Inc.	23,869	2,563,053
American International Group, Inc.	29,266	2,155,734

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Insurance — 2.0% (continued)
Aon PLC, Cl. A	10,280	3,812,030
Arch Capital Group Ltd.	17,967	1,672,189
Arthur J. Gallagher & Co.	11,681	3,525,559
Assurant, Inc.	2,319	499,026
Brown & Brown, Inc.	11,015	1,152,830
Chubb Ltd.	17,647	4,797,866
Cincinnati Financial Corp.	7,543	1,033,768
Erie Indemnity Co., Cl. A	1,248	502,882
Everest Group Ltd.	2,120	736,721
Globe Life, Inc.	3,757	458,692
Loews Corp.	8,523	728,290
Marsh & McLennan Companies, Inc.	23,140	5,018,603
MetLife, Inc.	27,495	2,378,592
Principal Financial Group, Inc.	9,990	823,676
Prudential Financial, Inc.	16,577	2,001,839
The Allstate Corp.	12,582	2,419,896
The Hartford Financial Services Group, Inc.	13,655	1,523,215
The Progressive Corp.	27,711	6,829,099
The Travelers Companies, Inc.	10,800	2,647,944
W. R. Berkley Corp.	13,696	805,736
Willis Towers Watson PLC	4,689	1,545,330
		49,632,570
Materials — 1.9%
Air Products and Chemicals, Inc.	10,482	3,514,195
Albemarle Corp.	5,264	443,176
Amcor PLC	71,105	691,141
Avery Dennison Corp.	3,870	718,775
Ball Corp.	14,212	791,608
Celanese Corp.	5,190	368,698
CF Industries Holdings, Inc.	8,056	742,844
Corteva, Inc.	31,997	2,088,444
Dow, Inc.	33,080	1,291,774
DuPont de Nemours, Inc.	19,993	1,535,462
Eastman Chemical Co.	5,221	520,273
Ecolab, Inc.	11,993	3,000,529
FMC Corp. (b)	6,644	370,602
Freeport-McMoRan, Inc.	67,183	2,408,511
International Flavors & Fragrances, Inc.	11,919	1,038,026
International Paper Co. (b)	15,891	884,016
Linde PLC	22,524	10,048,407
LyondellBasell Industries NV, Cl. A	12,732	963,812
Martin Marietta Materials, Inc.	2,834	1,542,036
Newmont Corp.	54,173	2,314,271
Nucor Corp.	10,956	1,407,079
Packaging Corp. of America	4,273	908,696
PPG Industries, Inc.	11,235	1,296,294

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Materials — 1.9% (continued)
Smurfit WestRock PLC	22,703	1,205,302
Steel Dynamics, Inc.	6,549	839,582
The Mosaic Company	15,131	422,004
The Sherwin-Williams Company	11,021	3,947,281
Vulcan Materials Co.	6,290	1,724,404
		47,027,242
Media & Entertainment — 8.9%
Alphabet, Inc., Cl. A	276,391	56,389,292
Alphabet, Inc., Cl. C	225,126	46,285,906
Charter Communications, Inc., Cl. A (a),(b)	4,655	1,608,256
Comcast Corp., Cl. A	180,498	6,075,563
Electronic Arts, Inc.	11,292	1,387,900
Fox Corp., Cl. A	10,707	547,984
Fox Corp., Cl. B	5,566	270,508
Live Nation Entertainment, Inc. (a)	7,643	1,105,789
Match Group, Inc. (b)	12,473	445,286
Meta Platforms, Inc., Cl. A	103,120	71,068,241
Netflix, Inc. (a)	20,220	19,750,087
News Corp., Cl. A	18,423	518,055
News Corp., Cl. B	5,405	171,068
Omnicom Group, Inc.	8,790	762,884
Paramount Global, Cl. B (b)	26,423	287,482
Take-Two Interactive Software, Inc. (a)	7,633	1,415,998
The Interpublic Group of Companies, Inc.	18,444	528,789
The Walt Disney Company	85,663	9,685,059
Warner Bros Discovery, Inc. (a)	107,405	1,121,308
		219,425,455
Pharmaceuticals, Biotechnology & Life Sciences — 5.8%
AbbVie, Inc.	83,591	15,372,385
Agilent Technologies, Inc.	13,452	2,038,247
Amgen, Inc.	25,427	7,257,374
Biogen, Inc. (a)	7,011	1,009,093
Bio-Techne Corp.	7,138	525,000
Bristol-Myers Squibb Co.	95,671	5,639,805
Charles River Laboratories International, Inc. (a)	2,270	374,005
Danaher Corp.	30,408	6,773,078
Eli Lilly & Co.	37,272	30,230,574
Gilead Sciences, Inc.	58,788	5,714,194
Incyte Corp. (a)	8,002	593,428
IQVIA Holdings, Inc. (a)	8,293	1,669,878
Johnson & Johnson	113,888	17,328,059
Merck & Co., Inc.	119,659	11,824,702
Mettler-Toledo International, Inc. (a)	997	1,360,347
Moderna, Inc. (a)	16,560	652,795
Pfizer, Inc.	267,467	7,093,225
Regeneron Pharmaceuticals, Inc. (a)	5,024	3,381,052

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences — 5.8% (continued)
Revvity, Inc. (b)	5,718	721,211
Thermo Fisher Scientific, Inc.	18,093	10,815,091
Vertex Pharmaceuticals, Inc. (a)	12,182	5,624,186
Viatris, Inc.	58,684	661,956
Waters Corp. (a)	2,752	1,143,401
West Pharmaceutical Services, Inc.	3,426	1,170,150
Zoetis, Inc.	21,421	3,660,849
		142,634,085
Real Estate Management & Development — .2%
CBRE Group, Inc., Cl. A (a)	14,447	2,091,059
CoStar Group, Inc. (a)	19,559	1,498,219
		3,589,278
Semiconductors & Semiconductor Equipment — 10.3%
Advanced Micro Devices, Inc. (a)	76,764	8,900,786
Analog Devices, Inc.	23,407	4,959,709
Applied Materials, Inc.	38,997	7,033,109
Broadcom, Inc.	220,932	48,885,624
Enphase Energy, Inc. (a)	6,539	407,249
First Solar, Inc. (a)	4,900	820,848
Intel Corp.	202,828	3,940,948
KLA Corp.	6,299	4,650,174
Lam Research Corp.	60,864	4,933,027
Microchip Technology, Inc.	25,701	1,395,564
Micron Technology, Inc.	52,267	4,768,841
Monolithic Power Systems, Inc.	2,313	1,474,237
NVIDIA Corp.	1,160,341	139,322,144
NXP Semiconductors NV	12,091	2,521,578
ON Semiconductor Corp. (a)	20,644	1,080,507
QUALCOMM, Inc.	52,554	9,088,163
Skyworks Solutions, Inc.	7,411	657,800
Teradyne, Inc.	7,880	912,425
Texas Instruments, Inc.	43,151	7,966,106
		253,718,839
Software & Services — 11.2%
Accenture PLC, Cl. A	29,558	11,378,352
Adobe, Inc. (a)	20,823	9,109,021
Akamai Technologies, Inc. (a)	7,367	735,963
ANSYS, Inc. (a)	4,104	1,438,452
Autodesk, Inc. (a)	10,268	3,196,839
Cadence Design Systems, Inc. (a)	13,089	3,895,548
Cognizant Technology Solutions Corp., Cl. A	23,872	1,972,066
CrowdStrike Holdings, Inc., Cl. A (a)	10,915	4,344,934
EPAM Systems, Inc. (a)	2,646	671,978
Fair Isaac Corp. (a)	1,157	2,167,709
Fortinet, Inc. (a)	30,147	3,041,229
Gartner, Inc. (a)	3,619	1,964,502

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Software & Services — 11.2% (continued)
Gen Digital, Inc.	24,862	669,036
GoDaddy, Inc., Cl. A (a)	6,658	1,415,824
International Business Machines Corp.	43,738	11,183,807
Intuit, Inc.	13,259	7,975,421
Microsoft Corp.	351,692	145,973,282
Oracle Corp.	76,026	12,928,982
Palantir Technologies, Inc., Cl. A (a)	96,962	7,998,395
Palo Alto Networks, Inc. (a)	30,960	5,709,643
PTC, Inc. (a)	5,602	1,083,875
Roper Technologies, Inc.	5,075	2,921,424
Salesforce, Inc.	45,222	15,452,357
ServiceNow, Inc. (a)	9,744	9,923,095
Synopsys, Inc. (a)	7,266	3,818,138
Tyler Technologies, Inc. (a)	1,978	1,190,044
VeriSign, Inc. (a)	3,911	840,865
Workday, Inc., Cl. A (a)	10,071	2,639,206
		275,639,987
Technology Hardware & Equipment — 8.7%
Amphenol Corp., Cl. A	57,029	4,036,513
Apple, Inc.	715,023	168,745,428
Arista Networks, Inc. (a)	48,761	5,618,730
CDW Corp.	6,254	1,245,421
Cisco Systems, Inc.	188,550	11,426,130
Corning, Inc.	37,072	1,930,710
Dell Technologies, Inc., Cl. C	14,290	1,480,444
F5, Inc. (a)	2,820	838,273
Hewlett Packard Enterprise Co.	61,062	1,293,904
HP, Inc.	44,536	1,447,420
Jabil, Inc.	5,297	860,286
Juniper Networks, Inc.	15,100	526,386
Keysight Technologies, Inc. (a)	8,411	1,500,102
Motorola Solutions, Inc.	7,905	3,709,421
NetApp, Inc.	9,778	1,193,894
Seagate Technology Holdings PLC	10,215	984,317
Super Micro Computer, Inc. (a),(b)	24,179	689,585
TE Connectivity PLC	14,411	2,132,396
Teledyne Technologies, Inc. (a)	2,181	1,115,211
Trimble, Inc. (a)	11,465	859,416
Western Digital Corp. (a)	15,905	1,035,893
Zebra Technologies Corp., Cl. A (a)	2,467	966,916
		213,636,796
Telecommunication Services — .9%
AT&T, Inc.	339,412	8,054,247
T-Mobile US, Inc.	23,192	5,403,040
Verizon Communications, Inc.	199,128	7,843,652
		21,300,939

Statement of Investments (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Transportation — 1.4%
C.H. Robinson Worldwide, Inc.	5,709	567,988
CSX Corp.	92,108	3,027,590
Delta Air Lines, Inc.	30,792	2,071,378
Expeditors International of Washington, Inc.	6,606	750,310
FedEx Corp.	10,552	2,794,908
J.B. Hunt Transport Services, Inc.	3,804	651,321
Norfolk Southern Corp.	10,682	2,727,115
Old Dominion Freight Line, Inc.	9,026	1,675,316
Southwest Airlines Co.	28,340	870,321
Uber Technologies, Inc. (a)	99,580	6,656,923
Union Pacific Corp.	28,670	7,104,139
United Airlines Holdings, Inc. (a)	15,683	1,659,889
United Parcel Service, Inc., Cl. B	34,402	3,929,740
		34,486,938
Utilities — 2.3%
Alliant Energy Corp.	12,470	734,234
Ameren Corp.	12,800	1,205,760
American Electric Power Co., Inc.	25,382	2,496,573
American Water Works Co., Inc.	9,215	1,148,558
Atmos Energy Corp. (b)	7,292	1,039,183
CenterPoint Energy, Inc.	31,619	1,029,831
CMS Energy Corp.	14,686	969,276
Consolidated Edison, Inc.	15,897	1,490,185
Constellation Energy Corp.	14,795	4,438,204
Dominion Energy, Inc.	39,201	2,179,184
DTE Energy Co.	9,758	1,169,789
Duke Energy Corp.	36,642	4,103,537
Edison International	18,661	1,007,694
Entergy Corp.	20,343	1,649,410
Evergy, Inc.	10,678	685,207
Eversource Energy	16,988	979,868
Exelon Corp.	46,837	1,873,480
FirstEnergy Corp.	24,457	973,389
NextEra Energy, Inc.	97,234	6,958,065
NiSource, Inc.	21,218	791,431
NRG Energy, Inc.	9,695	993,156
PG&E Corp.	104,168	1,630,229
Pinnacle West Capital Corp.	5,773	502,020
PPL Corp.	34,660	1,164,576
Public Service Enterprise Group, Inc.	23,387	1,953,750
Sempra	29,980	2,486,241
The AES Corp.	34,017	374,187
The Southern Company	52,140	4,377,153
Vistra Corp.	16,058	2,698,226

Description	Shares	Value ($)
Common Stocks — 98.5% (continued)
Utilities — 2.3% (continued)
WEC Energy Group, Inc. (b)	15,212	1,509,943
Xcel Energy, Inc.	26,819	1,802,237
		56,414,576
Total Common Stocks (cost $403,283,442)		2,419,686,219

	1-Day Yield (%)
Investment Companies — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $35,330,217)	4.42	35,330,217	35,330,217
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $700,157)	4.42	700,157	700,157
Total Investments (cost $439,313,816)		99.9%	2,455,716,593
Cash and Receivables (Net)		.1%	1,420,211
Net Assets		100.0%	2,457,136,804

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At January 31, 2025, the value of the fund’s securities on loan was $28,908,276 and the value of the collateral was
$29,634,371, consisting of cash collateral of $700,157 and U.S. Government & Agency securities valued at $28,934,214.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Standard & Poor’s 500 E-mini	126	3/21/2025	38,464,574	38,223,675	(240,899)
Gross Unrealized Depreciation					(240,899)
See notes to statement of investments.

Statement of Investments
BNY Mellon S&P 500 Index Fund
January 31, 2025 (Unaudited)
The following is a summary of the inputs used as of January 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,419,621,894	64,325††	—	2,419,686,219
Investment Companies	36,030,374	—	—	36,030,374
	2,455,652,268	64,325	—	2,455,716,593
Liabilities ($)
Other Financial Instruments:
Futures†††	(240,899)	—	—	(240,899)
	(240,899)	—	—	(240,899)

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2025 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2025 are set forth in the Statement of Investments.
At January 31, 2025, accumulated net unrealized appreciation on investments inclusive of derivative contracts was $2,016,161,878, consisting of $2,033,618,524 gross unrealized appreciation and $17,456,646 gross unrealized depreciation.
At January 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.